Subsequent Events (Details) - Forecast [Member] - Sabby Volatility Warrant Master Fund, Ltd. [Member] - shares	Jul. 09, 2024	Jul. 05, 2024
Subsequent Events [Line Items]
Exercised shares	827,589
Warrant [Member]
Subsequent Events [Line Items]
Exercised shares		2,068,970